CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments		January 31, 2023 (unaudited)
		Shares	Fair Value
99.22%	COMMON STOCKS
2.97%	BEVERAGES
	Brown-Forman Corp. - Class B . . . . .	17,278	$ 1,150,369
	The Coca-Cola Co.(B) . . . . . . . . . .	19,349	1,186,481
			2,336,850
7.51%	CONSUMER DISCRETIONARY
	Genuine Parts Co. . . . . . . . . . . .	6,531	1,096,032
	Lowe’s Cos., Inc.(B) . . . . . . . . . . .	5,937	1,236,380
	McDonald’s Corp.(B) . . . . . . . . . . .	4,363	1,166,666
	Target Corp.(B) . . . . . . . . . . . . .	6,884	1,185,012
	VF Corp.(B) . . . . . . . . . . . . . . .	39,983	1,237,074
			5,921,164
2.95%	ENERGY
	Chevron Corp.(B) . . . . . . . . . . . .	6,434	1,119,645
	Exxon Mobil Corp.(B) . . . . . . . . . .	10,450	1,212,304
			2,331,949
11.45%	FINANCIAL
	Aflac, Inc.(B) . . . . . . . . . . . . . .	18,001	1,323,073
	Brown & Brown, Inc. . . . . . . . . . .	17,659	1,034,111
	Chubb Ltd. . . . . . . . . . . . . . .	5,477	1,245,963
	Cincinnati Financial Corp. . . . . . . . .	11,177	1,264,678
	Franklin Resources, Inc. . . . . . . . . .	48,813	1,522,966
	S&P Global, Inc.(B) . . . . . . . . . . .	3,708	1,390,278
	T. Rowe Price Group, Inc.(B) . . . . . . .	10,670	1,242,735
			9,023,804
10.02%	FOOD & STAPLE RETAILING
	Archer-Daniels-Midland Co.(B) . . . . . .	12,477	1,033,719
	Hormel Foods Corp.(B) . . . . . . . . .	24,672	1,117,888
	McCormick & Co., Inc. . . . . . . . . .	14,952	1,123,194
	Sysco Corp.(B) . . . . . . . . . . . . .	13,666	1,058,568
	The Procter & Gamble Co.(B) . . . . . . .	8,610	1,225,892
	Walgreens Boots Alliance, Inc.(B) . . . . .	32,111	1,183,611
	Walmart, Inc.(B) . . . . . . . . . . . . .	7,990	1,149,521
			7,892,393

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QUARTERLY REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments - continued		January 31, 2023 (unaudited)
		Shares	Fair Value
10.39%	HEALTH CARE
	Abbott Laboratories(B) . . . . . . . . . .	11,333	$ 1,252,863
	AbbVie, Inc.(B) . . . . . . . . . . . . .	7,382	1,090,691
	Becton, Dickinson and Co.(B) . . . . . . .	4,946	1,247,480
	Cardinal Health, Inc.(B) . . . . . . . . . .	15,094	1,166,012
	Johnson & Johnson(B) . . . . . . . . . .	6,515	1,064,681
	Medtronic PLC(B) . . . . . . . . . . . .	13,280	1,111,403
	West Pharmaceutical Services, Inc. . . . .	4,708	1,250,445
			8,183,575
7.43%	HOUSEHOLD PRODUCTS
	Church & Dwight Co., Inc. . . . . . . . .	15,019	1,214,436
	Colgate-Palmolive Co. . . . . . . . . .	15,467	1,152,756
	Kimberly-Clark Corp.(B) . . . . . . . . .	9,614	1,249,916
	PepsiCo, Inc.(B) . . . . . . . . . . . . .	6,269	1,072,124
	The Clorox Co.(B) . . . . . . . . . . . .	8,040	1,163,308
			5,852,540
21.33%	INDUSTRIAL
	3M Co.(B) . . . . . . . . . . . . . . .	9,410	1,082,903
	A.O. Smith Corp. . . . . . . . . . . . .	21,928	1,484,526
	Caterpillar, Inc.(B) . . . . . . . . . . . .	5,823	1,469,085
	Cintas Corp. . . . . . . . . . . . . . .	2,741	1,216,291
	Dover Corp. . . . . . . . . . . . . . .	8,830	1,340,659
	Emerson Electric Co.(B) . . . . . . . . .	13,278	1,197,941
	Expeditors International of Washington, Inc. .	11,898	1,286,769
	General Dynamics Corp.(B) . . . . . . . .	4,569	1,064,851
	Illinois Tool Works, Inc. . . . . . . . . .	5,548	1,309,550
	Pentair PLC . . . . . . . . . . . . . .	27,315	1,512,705
	Roper Technologies, Inc. . . . . . . . .	2,988	1,275,129
	Stanley Black & Decker, Inc. . . . . . . .	14,668	1,309,999
	W.W. Grainger, Inc. . . . . . . . . . . .	2,121	1,250,287
			16,800,695
2.78%	INFORMATION TECHNOLOGY
	Automatic Data Processing, Inc. . . . . .	4,702	1,061,759
	International Business Machines Corp.(B) .	8,395	1,131,058
			2,192,817

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QUARTERLY REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments - continued		January 31, 2023 (unaudited)
		Shares	Fair Value
12.99%	MATERIALS
	Air Products & Chemicals, Inc. . . . . . .	4,567	$1,463,769
	Albemarle Corp. . . . . . . . . . . . .	4,117	1,158,730
	Amcor PLC . . . . . . . . . . . . . .	98,577	1,188,839
	Ecolab, Inc. . . . . . . . . . . . . . .	7,505	1,161,999
	Linde PLC . . . . . . . . . . . . . . .	4,005	1,325,415
	Nucor Corp.(B) . . . . . . . . . . . . .	8,267	1,397,288
	PPG Industries, Inc.(B) . . . . . . . . . .	9,950	1,296,883
	The Sherwin-Williams Co. . . . . . . . .	5,241	1,239,968
			10,232,891
4.73%	REAL ESTATE
	Essex Property Trust, Inc. . . . . . . . .	4,893	1,106,161
	Federal Realty Investment Trust . . . . .	11,991	1,337,356
	Realty Income Corp. . . . . . . . . . .	18,877	1,280,427
			3,723,944
4.67%	UTILITIES
	Atmos Energy Corp. . . . . . . . . . .	10,991	1,291,882
	Consolidated Edison, Inc. . . . . . . . .	13,153	1,253,612
	NextEra Energy, Inc. . . . . . . . . . .	15,201	1,134,451
			3,679,945
99.22%	TOTAL COMMON STOCKS . . . . . . . . . . . . . .		78,172,567
0.76%	MONEY MARKET FUNDS
	Federated Treasury Obligations Fund
	Institutional Class 4.19%(A) . . . . . . .	602,429	602,429
99.98%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		78,774,996
0.02%	Liabilities, in excess of other assets . . . . . . . . . . . . . . . . . . . . . .		6,029
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$78,781,025

(A)Effective 7 day yield as of January 31, 2023

(B)All or a portion of securities are held as collateral for options written on January 31, 2023, the value of securities held as collateral was $6,052,602.

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QUARTERLY REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments - continued		January 31, 2023 (unaudited)
(0.05%) OPTIONS WRITTEN
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
CALL OPTIONS
Abbott Laboratories .	8	$ (88,440)	110.00	02/04/23	$ (1,216)
Abbvie, Inc. . . . . .	7	(103,425)	147.00	02/04/23	(1,253)
Aflac, Inc. . . . . .	13	(95,550)	73.00	02/04/23	(1,794)
Archer-Daniels-
Midland Co. . . .	10	(82,850)	84.00	02/04/23	(450)
Automatic Data
Processing, Inc. . .	4	(90,324)	222.50	02/04/23	(1,880)
Becton, Dickinson
and Co. . . . . .	3	(75,666)	252.50	02/04/23	(1,380)
Cardinal Health, Inc. .	6	(46,350)	77.00	02/04/23	(1,278)
Caterpillar, Inc. . . .	2	(50,458)	265.00	02/04/23	(50)
Chevron Corp. . . .	4	(69,608)	180.00	02/04/23	(116)
The Clorox Co. . . .	3	(43,407)	141.00	02/04/23	(1,755)
The Coca-Cola Co. .	33	(202,356)	61.00	02/04/23	(2,211)
Emerson Electric Co. .	11	(99,242)	90.00	02/04/23	(1,375)
Exxon Mobile Corp. .	5	(58,005)	116.00	02/04/23	(710)
General Dynamics
Corp. . . . . . .	4	(93,224)	227.50	02/04/23	(2,500)
Hormel Foods Corp. .	31	(140,461)	45.00	02/04/23	(1,860)
IBM . . . . . . . .	7	(94,311)	135.00	02/04/23	(798)
Illinois Tool
Works, Inc. . . . .	4	(94,416)	232.50	02/04/23	(2,480)
Johnson & Johnson .	5	(81,710)	167.50	02/04/23	(55)
Kimberly-Clark Corp. .	9	(117,009)	129.00	02/04/23	(1,593)
Lowes Corp. . . . .	3	(62,475)	202.50	02/04/23	(2,064)
McDonald’s Corp. . .	2	(53,480)	272.50	02/04/23	(160)
Medtronic Plc. . . .	11	(92,059)	83.00	02/04/23	(1,573)
3M Co. . . . . . . .	7	(80,556)	116.00	02/04/23	(616)
Nucor Corp. . . . .	4	(67,608)	167.50	02/04/23	(1,440)
PepsiCo., Inc. . . . .	6	(102,612)	170.00	02/04/23	(1,182)
PPG Industries, Inc. .	7	(91,238)	128.00	02/04/23	(2,310)
The Procter &
Gamble Co. . . .	8	(113,904)	141.00	02/04/23	(1,608)
		4

QUARTERLY REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments - continued			January 31, 2023 (unaudited)
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
	S&P Global, Inc. . . .	3	$(112,482)	$375.00	02/04/23	$(1,410)
	Sysco Corp. . . . .	6	(46,476)	78.00	02/04/23	(342)
	T. Rowe Price Group .	7	(81,529)	117.00	02/04/23	(1,085)
	Target Corp. . . . .	5	(86,070)	170.00	02/04/23	(1,800)
	VF Corp. . . . . . .	24	(74,256)	31.00	02/04/23	(1,272)
	Walgreens Boots . .	28	(103,208)	37.50	02/04/23	(532)
	Walmart, Inc. . . . .	8	(115,096)	144.00	02/04/23	(936)
(0.05%)	TOTAL CALL OPTIONS WRITTEN . . . . .			. . . . . . . . . .
						(43,084)

(0.05%)	TOTAL OPTIONS WRITTEN . .		. . . . . .	. . . . . . . . .		$(43,084)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2023:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
COMMON STOCKS . . . .	$78,172,567	$—	$—	$78,172,567
MONEY MARKET FUNDS .	602,429	—	—	602,429
TOTAL INVESTMENTS . . .	$78,774,996	$—	$—	$78,774,996
OPTIONS WRITTEN . . . .
	$—	$(43,084)	$—	$(43,084)

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QUARTERLY REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments - continued	January 31, 2023 (unaudited)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2023.

At January 31, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $58,960,136 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .	$ 20,668,832
Gross unrealized depreciation . . . .	(897,056)
Net unrealized appreciation . . . . .	$ 19,771,776

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QUARTERLY REPORT